LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Lease [Abstract]
Disclosure of maturity analysis of lease liabilities
	December 31
	2022	2021
	USD thousands

Less than one year (0-1)	14,104	7,119
One to five years (1-5)	15,234	7,042
More than five years (5+)	-	834

Total	29,338	14,995

Current maturities of lease liability	14,104	7,119

Long-term lease liability	15,234	7,876

Disclosure of composition of Right-of-use assets
3)	Right-of-use assets - Composition:

	Offices	Data center	Total
	USD thousands

Balance as of January 1, 2021	5,925	4,897	10,822

Depreciation and amortization on right-of-use assets	(4,022)	(2,312)	(6,334)
Additions	3,571	446	4,017
Lease modifications	-	7	7
Disposals	-	(189)	(189)
Exchange rate differences	(50)	-	(50)

Balance as of December 31, 2021	5,424	2,849	8,273

Business Combinations	6,103	10,633	16,736
Depreciation and amortization on right-of-use assets	(4,533)	(4,693)	(9,226)
Additions	1,113	1,783	2,896
Lease modifications	(74)	-	(74)
Disposals	(205)	(52)	(257)
Exchange rate differences	(75)	-	(75)

Balance as of December 31, 2022	7,753	10,520	18,273

Disclosure of amount recognized in statement of operation and statement of cash flows
4)	Amounts recognized in statement of operation:

	Year ended December 31
	2022	2021	2020
	USD thousands

Interest expenses on lease liability	(587)	(570)	(1,117)
Depreciation and amortization of right-of-use assets	(9,226)	(6,334)	(8,855)
Gain (loss) recognized in profit or loss	(74)	7	1,829

Total	(9,887)	(6,897)	(8,143)

5)	Amounts recognized in the statement of cash flows:

	Year ended December 31
	2022	2021	2020
	USD thousands

Cash outflow for leases	(12,605)	(10,579)	(14,468)

Disclosure of movement in the net investment in the lease
	Offices
	Year ended December 31
	2022	2021
	USD thousands

Balance as of January 1,	5,682	7,835

Sublease receipts	(1,306)	(2,454)
Additions	310	301
Business combinations (See Note 20)	163	-

Balance as of December 31,	4,849	5,682

Disclosure of maturity analysis of net investment in finance leases
	Year ended December 31
	2022	2021
	USD thousands

Less than one year (0-1)	1,084	1,067
One to five years (1-5)	3,765	3,789
More than five years (5+)	-	826

Total net investment in the lease as of December 31,	4,849	5,682

Disclosure of amounts recognized in statement of operation
	Offices
	Year ended December 31
	2022	2021	2020
	USD thousands

Gain from finance subleases	-	301	274
Financing income on the net investment in the lease	199	245	361

Total	199	546	635